Unaudited Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue	$ 41,479	$ 58,458	$ 87,629	$ 122,940
Time charter and voyage expenses	(6,363)	(5,585)	(12,189)	(8,763)
Direct vessel expenses	(1,692)	(934)	(3,240)	(1,827)
Management fees (entirely through related party transactions)	(22,913)	(23,678)	(46,312)	(47,096)
General and administrative expenses	(4,892)	(3,693)	(8,055)	(6,456)
Depreciation and amortization	(13,776)	(14,220)	(27,986)	(28,440)
Gain on sale of vessel	0	0	25	0
Interest income	1,978	2,546	3,814	4,740
Interest expense and finance cost	(19,305)	(19,785)	(38,609)	(38,632)
Equity/ (loss) in net earnings of affiliated companies	4,229	(57,728)	(59)	(54,960)
Other (expense)/ income, net	(813)	202	(1,552)	(308)
Net loss	(22,068)	(64,417)	(46,534)	(58,802)
Dividend declared on restricted shares	(35)	0	(71)	0
Undistributed loss attributable to Series C participating preferred shares	1,117	3,127	2,321	2,855
Net loss attributable to common shareholders, basic	(20,986)	(61,290)	(44,284)	(55,947)
Dividend declared on restricted shares	0	0	0	0
Undistributed loss attributable to Series C participating preferred shares	0	0	0	0
Net loss attributable to common shareholders, diluted	$ (20,986)	$ (61,290)	$ (44,284)	$ (55,947)
Net loss per share, basic and diluted	$ (0.15)	$ (0.41)	$ (0.30)	$ (0.37)
Weighted average number of shares, basic	144,228,909	150,436,836	146,378,370	150,468,625
Weighted average number of shares, diluted	144,228,909	150,436,836	146,378,370	150,468,625